Consolidated statements of changes in shareholders' equity (Parenthetical) - EUR (€) € in Millions		12 Months Ended
	Feb. 07, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Coupons paid to holders	€ (276)
Amount linked to application of call option	€ (21)
Percent of Orange Bank equity granted to Groupama for annulment of promise to buy (put option)		20.00%